Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 36,645	$ 35,589	$ 41,487
Legal and Professional [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense			$ 144